STOCK OPTION PLAN (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
STOCK OPTION PLAN [Abstract]
Schedule of Assumptions Used to Determine Options Value
	December 31,
	2012	2011
Expected volatility	36% - 278%	N/A
Expected term	1 - 36 months	N/A
Risk-free interest rate	0.72%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0.00%	N/A

	Year Ended September 30,
	2012	2011
Expected volatility	36% -278%	N/A
Expected term	1 - 3 Years	N/A
Risk-free interest rate	0.17% - 0.62%	N/A
Forfeiture Rate	0% - 45%	N/A
Expected dividend yield	0%	N/A

Schedule of Changes in Outstanding Stock Options

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Balance outstanding at September 30, 2012	8,353,185	$0.077	3.78	$45,409
Granted	13,288,785	0.074	-	-
Exercised	(13,050,000)	0.074	-	-
Forfeited	-	-	-	-
Balance outstanding at December 31, 2012	8,591,970	$0.077	3.85	$31,437

	Year Ended September 30,			Year Ended September 30,
	2012			2011
		Weighted			Weighted
		Average	Aggregate		Average	Aggregate
		Exercise	Intrinsic		Exercise	Intrinsic
		Price	Value		Price	Value
Stock options
Balance at beginning of year	4,104,487	$0.375		11,604,404	$0.27	$
Granted	8,079,185	0.079		-	$-	-
Exercised	(1,532,325)	$0.167		(6,791,361)	$0.19	-
Forfeited	(2,298,162)	$0.554		(708,556)	$0.50
Balance at end of year	8,353,185	$0.0773	$	4,104,487	$0.375	$184,493

Options exercisable at end of year	1,307,333	$0.0649	$	3,647,720	$0.40	$155,252

Weighted average fair value of options granted during the year		$0.079			$-

Schedule of Information about Stock Options

	Options Outstanding			Options Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Price	2012	Life	Price	2012	Price
$0.001-0.25	8,328,185	3.79 Years	$0.0764	1,282,333	$0.06
0.30-0.48	25,000	0.47 Years	0.37	25,000	0.37
	8,353,185		$0.077	1,307,333	$0.065